ACQUISITION OF SUBSIDIARIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Net Cash Inflows Outflows On Business Acquisition [Line Items]
Net cash received from acquisition of subsidiaries	$ (2,048)	$ 0	$ 0
TSM [Member]
Disclosure In Tabular Form Of Net Cash Inflows Outflows On Business Acquisition [Line Items]
Cash consideration	(760)
Less: cash and bank balances including restricted cash	1,733
Net cash received from acquisition of subsidiaries	973
TMM [Member]
Disclosure In Tabular Form Of Net Cash Inflows Outflows On Business Acquisition [Line Items]
Cash consideration	(1,487)
Less: cash and bank balances including restricted cash	2,562
Net cash received from acquisition of subsidiaries	1,075
TSM And TMM [Member]
Disclosure In Tabular Form Of Net Cash Inflows Outflows On Business Acquisition [Line Items]
Cash consideration	(2,247)
Less: cash and bank balances including restricted cash	4,295
Net cash received from acquisition of subsidiaries	$ 2,048